SCHEDULE OF REVENUE GENERATED FROM DIFFERENT REVENUE STREAMS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	¥ 22,221,163	¥ 20,650,916	¥ 14,121,840
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total	19,988,948	18,360,339	12,003,423
Hotel [Member]
Disaggregation of Revenue [Line Items]
Total	1,309,310	1,353,519	1,232,000
Housing Equipment and Material [Member]
Disaggregation of Revenue [Line Items]
Total	234,188	351,464	337,113
Others [Member]
Disaggregation of Revenue [Line Items]
Total	660,032	545,462	501,641
Product [Member]
Disaggregation of Revenue [Line Items]
Total	22,192,478	20,610,784	14,074,177
Rental Services [Member]
Disaggregation of Revenue [Line Items]
Total	28,685	40,132	47,663
Service [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 28,685	¥ 40,132	¥ 47,663